Multi-Manager Small Cap Equity Strategies Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.3%
ATN International, Inc.	21,669	456,999
Bandwidth, Inc., Class A(a)	14,804	210,809
IDT Corp., Class B	24,540	1,221,356
Lumen Technologies, Inc.(a)	405,783	3,290,900
Total		5,180,064
Entertainment 0.1%
Eventbrite, Inc., Class A(a)	188,370	469,041
Playstudios, Inc.(a)	32,476	20,850
Roku, Inc.(a)	15,092	1,460,755
Skillz, Inc.(a)	6,056	33,853
Total		1,984,499
Interactive Media & Services 0.2%
Match Group, Inc.	41,613	1,386,129
Nextdoor Holdings, Inc.(a)	687,462	1,203,058
Total		2,589,187
Media 0.6%
AMC Networks, Inc., Class A(a)	51,289	457,498
Clear Channel Outdoor Holdings, Inc.(a)	72,423	144,122
Emerald Holding, Inc.	86,100	315,126
Gray Television, Inc.	45,454	223,634
Magnite, Inc.(a)	55,365	813,312
National CineMedia, Inc.	235,900	1,016,729
Nexxen International Ltd.(a)	53,401	345,504
PubMatic, Inc., Class A(a)	161,667	1,456,620
Scholastic Corp.	66,014	1,950,053
Stagwell, Inc.(a)	204,100	1,093,976
TEGNA, Inc.	37,100	724,192
Total		8,540,766
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	17,147	227,712
Total Communication Services		18,522,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Automobile Components 1.9%
Adient PLC(a)	60,000	1,167,600
American Axle & Manufacturing Holdings, Inc.(a)	425,804	2,797,532
Cooper-Standard Holding, Inc.(a)	34,405	1,075,156
Dana, Inc.	83,941	1,881,118
Gentex Corp.	51,700	1,180,311
Goodyear Tire & Rubber Co. (The)(a)	105,200	911,032
Holley, Inc.(a)	77,092	328,412
LCI Industries	31,350	3,563,555
Lear Corp.	34,059	3,656,574
Modine Manufacturing Co.(a)	34,943	5,665,309
Phinia, Inc.	13,900	751,851
Stoneridge, Inc.(a)	50,919	290,747
Strattec Security Corp.(a)	18,500	1,387,500
Visteon Corp.	35,025	3,616,331
Total		28,273,028
Automobiles 0.3%
Harley-Davidson, Inc.	51,900	1,271,031
Thor Industries, Inc.	13,300	1,404,746
Winnebago Industries, Inc.	35,200	1,273,888
Total		3,949,665
Broadline Retail 0.4%
1stdibs.com, Inc.(a)	9,017	51,487
Dillard’s, Inc., Class A	1,227	822,163
Global-e Online Ltd.(a)	46,433	1,876,822
Ollie’s Bargain Outlet Holdings, Inc.(a)	23,946	2,947,992
Total		5,698,464
Distributors 0.1%
A-Mark Precious Metals, Inc.	70,918	2,036,056
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.(a)	78,080	8,023,501
Chegg, Inc.(a)	161,113	155,812
Laureate Education, Inc., Class A(a)	26,800	828,120
Total		9,007,433

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.(a)	102,500	1,049,600
Bloomin’ Brands, Inc.	99,000	702,900
Boyd Gaming Corp.	58,918	4,907,869
Brightstar Lottery PLC	92,300	1,443,572
Dave & Buster’s Entertainment, Inc.(a)	27,800	486,222
Denny’s Corp.(a)	173,800	1,072,346
El Pollo Loco Holdings, Inc.(a)	74,300	810,613
First Watch Restaurant Group, Inc.(a)	154,601	2,869,395
Hilton Grand Vacations, Inc.(a)	31,900	1,366,277
Life Time Group Holdings, Inc.(a)	129,311	3,610,363
Marriott Vacations Worldwide Corp.	21,300	1,162,980
Monarch Casino & Resort, Inc.	3,200	309,056
Planet Fitness, Inc., Class A(a)	34,500	3,862,965
Sportradar Group AG, Class A(a)	112,631	2,477,882
Travel + Leisure Co.	23,600	1,618,488
United Parks & Resorts, Inc.(a)	27,300	985,257
Wingstop, Inc.	7,214	1,909,762
Wyndham Hotels & Resorts, Inc.	40,433	2,959,696
Total		33,605,243
Household Durables 1.7%
Century Communities, Inc.	5,000	326,450
Cricut, Inc.	196,371	930,799
Ethan Allen Interiors, Inc.	82,835	1,958,219
Flexsteel Industries, Inc.	5,069	200,378
GoPro, Inc., Class A(a)	118,423	193,030
Green Brick Partners, Inc.(a)	4,600	312,248
Helen of Troy Ltd.(a)	99,431	1,884,217
iRobot Corp.(a)	129,405	204,460
KB Home	59,860	3,850,794
La-Z-Boy, Inc.	32,019	1,246,179
Legacy Housing Corp.(a)	14,500	288,985
Leggett & Platt, Inc.	83,300	854,658
Lovesac Co. (The)(a)	23,966	343,912
M/I Homes, Inc.(a)	2,708	372,594
Sonos, Inc.(a)	142,006	2,635,631
Taylor Morrison Home Corp., Class A(a)	55,489	3,478,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Traeger, Inc.(a)	22,083	20,118
Tri Pointe Homes, Inc.(a)	198,443	6,770,875
Total		25,872,152
Leisure Products 0.7%
American Outdoor Brands, Inc.(a)	719	5,155
Brunswick Corp.	22,500	1,487,475
Funko, Inc., Class A(a)	185,895	587,428
JAKKS Pacific, Inc.	45,000	739,350
Johnson Outdoors, Inc., Class A	17,209	705,397
MasterCraft Boat Holdings, Inc.(a)	1,313	24,264
Mattel, Inc.(a)	42,500	897,600
Polaris, Inc.	72,409	4,805,062
YETI Holdings, Inc.(a)	22,700	941,596
Total		10,193,327
Specialty Retail 2.0%
Academy Sports & Outdoors, Inc.	5,900	284,675
Arhaus, Inc.(a)	175,231	1,811,889
Arko Corp.	93,052	442,928
Asbury Automotive Group, Inc.(a)	4,400	1,023,308
Bath & Body Works, Inc.	27,400	477,034
Citi Trends, Inc.(a)	24,766	1,121,652
Designer Brands, Inc.	114,157	495,441
Group 1 Automotive, Inc.	2,400	962,496
Haverty Furniture Companies, Inc.	82,773	1,969,997
Lands’ End, Inc.(a)	52,028	821,522
Lithia Motors, Inc., Class A	9,133	2,911,966
MarineMax, Inc.(a)	30,300	708,414
OneWater Marine, Inc., Class A(a)	47,000	571,050
PetMed Express, Inc.(a)	104,000	182,000
Shoe Carnival, Inc.	18,946	312,988
Signet Jewelers Ltd.	6,800	681,088
Sleep Number Corp.(a)	87,370	445,587
Sonic Automotive, Inc., Class A	50,135	3,160,009
Stitch Fix, Inc., Class A(a)	357,055	1,517,484
Torrid Holdings, Inc.(a)	123,416	160,441
Warby Parker, Inc., Class A(a)	187,636	3,717,069
Wayfair, Inc., Class A(a)	2,391	264,923
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Winmark Corp.	11,249	4,623,451
Zumiez, Inc.(a)	79,404	2,064,504
Total		30,731,916
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	26,300	839,233
Columbia Sportswear Co.	31,455	1,689,448
G-III Apparel Group Ltd.(a)	56,253	1,639,775
Levi Strauss & Co., Class A	117,663	2,592,116
Movado Group, Inc.	61,765	1,293,359
Oxford Industries, Inc.	28,200	1,076,112
PVH Corp.	9,200	779,792
Steven Madden Ltd.	30,000	1,253,400
Superior Group of Cos, Inc.	11,636	113,102
Wolverine World Wide, Inc.	117,724	1,908,306
Total		13,184,643
Total Consumer Discretionary		162,551,927
Consumer Staples 1.9%
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	98,936	5,095,204
Maplebear, Inc.(a)	23,514	987,823
The Chefs’ Warehouse(a)	83,506	5,120,588
Total		11,203,615
Food Products 0.4%
Calavo Growers, Inc.	54,485	1,116,397
Dole PLC	84,233	1,219,694
John B. Sanfilippo & Son, Inc.	17,100	1,241,973
Mission Produce, Inc.(a)	19,907	239,282
Pilgrim’s Pride Corp.	30,147	1,146,792
Smithfield Foods, Inc.	72,811	1,573,446
Total		6,537,584
Household Products 0.6%
Central Garden & Pet Co.(a)	22,700	775,432
Central Garden & Pet Co., Class A(a)	19,367	599,215
Energizer Holdings, Inc.	27,200	495,856
Reynolds Consumer Products, Inc.	94,167	2,352,292
WD-40 Co.	20,960	4,103,968
Total		8,326,763
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.2%
Beauty Health Co. (The)(a)	18,896	27,966
Edgewell Personal Care Co.	35,000	625,100
Herbalife Ltd.(a)	57,247	728,754
Medifast, Inc.(a)	12,553	137,707
Nature’s Sunshine Products, Inc.(a)	28,233	581,035
Usana Health Sciences, Inc.(a)	40,668	807,260
Total		2,907,822
Total Consumer Staples		28,975,784
Energy 5.0%
Energy Equipment & Services 1.7%
Cactus, Inc., Class A	91,854	3,942,374
Core Laboratories, Inc.	66,200	999,620
DMC Global Inc(a)	49,080	304,787
Expro Group Holdings NV(a)	112,349	1,567,268
Forum Energy Technologies, Inc.(a)	27,035	848,899
Helix Energy Solutions Group, Inc.(a)	120,400	801,864
Innovex International, Inc.(a)	65,800	1,448,916
Liberty Energy, Inc., Class A	69,400	1,233,932
National Energy Services Reunited Corp.(a)	72,400	1,009,256
Noble Corp PLC	28,500	872,670
NOV, Inc.	116,200	1,784,832
Oil States International, Inc.(a)	207,978	1,310,261
ProFrac Holding Corp., Class A(a)	188,300	666,582
ProPetro Holding Corp.(a)	144,200	1,379,994
Ranger Energy Services, Inc., Class A	68,078	919,734
RPC, Inc.	174,600	928,872
Select Energy Services, Inc., Class A	61,300	619,130
TechnipFMC PLC	48,387	2,189,996
Tidewater, Inc.(a)	5,700	307,914
Valaris Ltd.(a)	16,700	942,047
Weatherford International PLC	13,100	979,880
Total		25,058,828
Oil, Gas & Consumable Fuels 3.3%
Baytex Energy Corp.	610,988	1,967,381
BKV Corp.(a)	10,193	281,429
California Resources Corp.	15,900	759,702
Crescent Energy Co., Class A	168,775	1,591,548

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CVR Energy, Inc.(a)	41,200	1,422,636
Delek U.S. Holdings, Inc.	41,300	1,597,071
DHT Holdings, Inc.	150,065	1,955,347
Excelerate Energy, Inc., Class A	110,384	3,099,583
Granite Ridge Resources, Inc.	210,793	1,085,584
Green Plains, Inc.(a)	243,899	2,519,477
Gulfport Energy Corp.(a)	15,122	3,364,494
International Seaways, Inc.	7,700	407,869
Kosmos Energy Ltd.(a)	917,000	1,027,040
Murphy Oil Corp.	50,800	1,629,156
NextDecade Corp.(a)	228,500	1,396,135
Northern Oil & Gas, Inc.	65,000	1,455,350
Par Pacific Holdings, Inc.(a)	155,723	7,108,755
PBF Energy, Inc., Class A	51,600	1,779,168
REX American Resources Corp.(a)	48,400	1,596,716
SM Energy Co.	63,900	1,217,295
Talos Energy, Inc.(a)	150,700	1,727,022
Teekay Tankers Ltd., Class A	66,331	3,825,309
VAALCO Energy, Inc.	383,700	1,373,646
Vital Energy, Inc.(a)	93,000	1,667,490
W&T Offshore, Inc.	15,906	28,153
World Kinect Corp.	196,902	4,564,188
Total		50,447,544
Total Energy		75,506,372
Financials 17.6%
Banks 9.8%
1st Source Corp.	17,500	1,092,700
Amerant Bancorp, Inc.	102,651	1,930,865
Ameris Bancorp	58,641	4,442,642
Arrow Financial Corp.	15,690	473,054
Associated Banc-Corp.	30,708	807,313
Banc of California, Inc.	91,315	1,683,849
Bank of Marin Bancorp	33,400	903,637
Bank of NT Butterfield & Son Ltd. (The)	41,984	1,949,737
Bank7 Corp.	11,487	475,906
BankUnited, Inc.	200,259	8,653,191
Baycom Corp.	16,674	486,547
BCB Bancorp, Inc.	12,281	98,125
Beacon Financial Corp.	56,684	1,450,544
Common Stocks (continued)
Issuer	Shares	Value ($)
BOK Financial Corp.	5,516	621,212
Bridgewater Bancshares, Inc.(a)	20,500	354,855
Burke & Herbert Financial Services Corp.	12,800	835,072
Business First Bancshares, Inc.	10,010	260,460
Byline Bancorp, Inc.	20,712	578,279
Camden National Corp.	19,500	788,580
Capital Bancorp, Inc.	11,700	325,260
Capital City Bank Group, Inc.	9,730	407,882
Capitol Federal Financial, Inc.	233,100	1,540,791
Carter Bankshares, Inc.(a)	21,000	385,770
Cathay General Bancorp	22,200	1,075,368
Central Pacific Financial Corp.	59,065	1,756,593
Civista Bancshares, Inc.	26,652	606,066
CNB Financial Corp.	12,900	334,368
Colony Bancorp, Inc.	23,100	396,165
Columbia Banking System, Inc.	53,981	1,496,353
Community Trust Bancorp, Inc.	32,190	1,786,545
ConnectOne Bancorp, Inc.	59,570	1,505,334
Cullen/Frost Bankers, Inc.	5,771	713,988
Dime Community Bancshares, Inc.	49,300	1,397,655
Eagle Bancorp, Inc.	78,500	1,489,145
Enterprise Financial Services Corp.	20,427	1,115,518
Farmers National Banc Corp.	21,264	288,978
FB Financial Corp.	28,183	1,574,302
Financial Institutions, Inc.	40,800	1,248,480
First BanCorp	266,302	5,264,791
First Bank	2,386	37,496
First Busey Corp.	61,409	1,445,568
First Business Financial Services, Inc.	3,147	164,336
First Financial Corp.	28,661	1,672,943
First Foundation, Inc.(a)	192,600	1,024,632
First Hawaiian, Inc.	57,900	1,442,868
First Internet Bancorp	27,007	514,483
First Interstate Bancsystem, Inc.	35,100	1,152,684
First Merchants Corp.	36,631	1,349,486
First Mid Bancshares, Inc.	20,010	761,581
First Western Financial, Inc.(a)	19,000	462,650
FirstSun Capital Bancorp(a)	21,400	715,402
Five Star Bancorp	11,385	392,669
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Flagstar Bank	119,500	1,462,680
Flushing Financial Corp.	106,297	1,744,334
FNB Corp.	20,400	339,456
Great Southern Bancorp, Inc.	16,358	984,097
Hanmi Financial Corp.	103,929	2,870,519
HBT Financial, Inc.	3,093	74,851
Heritage Commerce Corp.	280,990	3,059,981
Heritage Financial Corp.	32,700	782,838
Hilltop Holdings, Inc.	163,318	5,605,074
Hingham Institution for Savings	4,200	1,230,222
Home Bancorp, Inc.	17,480	969,616
HomeTrust Bancshares, Inc.	9,370	384,264
Hope Bancorp, Inc.	136,900	1,453,878
Horizon Bancorp, Inc.	64,600	1,107,244
Huntington Bancshares, Inc.	86,580	1,411,254
Independent Bank Corp.	17,100	1,232,055
Independent Bank Corp.	31,189	1,018,321
Investar Holding Corp.	3,786	93,893
Kearny Financial Corp.	199,181	1,368,373
Live Oak Bancshares, Inc.	76,966	2,456,755
Mechanics Bancorp(a)	24,500	380,730
Mercantile Bank Corp.	29,445	1,353,881
Mid Penn Bancorp, Inc.	11,400	332,766
Midland States Bancorp, Inc.	85,040	1,382,750
MVB Financial Corp.	1,210	32,743
NB Bancorp, Inc.	78,400	1,535,856
Northeast Bank	15,130	1,344,754
Northeast Community Bancorp, Inc.	6,000	126,960
Northfield Bancorp, Inc.	125,777	1,352,103
OceanFirst Financial Corp.	82,700	1,558,895
OFG Bancorp	57,196	2,272,397
OP Bancorp	18,456	248,233
Orange County Bancorp, Inc.	2,381	64,549
Origin Bancorp, Inc.	36,641	1,333,366
PCB Bancorp	2,928	63,596
Peapack-Gladstone Financial Corp.	47,831	1,291,437
Preferred Bank	15,500	1,463,355
Primis Financial Corp.	13,032	146,349
Prosperity Bancshares, Inc.	20,058	1,378,185
Common Stocks (continued)
Issuer	Shares	Value ($)
Provident Financial Services, Inc.	75,659	1,451,140
QCR Holdings, Inc.	14,100	1,150,983
RBB Bancorp	30,728	608,722
Red River Bancshares, Inc.	704	49,315
Republic Bancorp, Inc.	5,212	359,680
ServisFirst Bancshares, Inc.	30,736	2,186,252
Shore Bancshares, Inc.	48,247	842,875
Sierra Bancorp	20,910	649,465
Simmons First National Corp., Class A	71,700	1,330,035
SmartFinancial, Inc.	1,635	59,285
South Plains Financial, Inc.	6,301	238,115
Southern Missouri Bancorp, Inc.	7,000	394,030
Synovus Financial Corp.	7,800	375,960
Texas Capital Bancshares, Inc.(a)	82,061	7,399,440
Third Coast Bancshares, Inc.(a)	22,178	845,204
Tompkins Financial Corp.	19,594	1,354,141
Towne Bank	20,700	694,485
Trico Bancshares	57,303	2,756,274
TrustCo Bank Corp.	30,360	1,279,067
United Bankshares, Inc.	29,461	1,097,128
United Community Banks, Inc.	24,600	751,776
Unity Bancorp, Inc.	6,034	301,881
Univest Corporation of Pennsylvania	35,400	1,125,720
Valley National Bancorp	561,188	6,352,648
WaFd, Inc.	57,356	1,815,891
Washington Trust Bancorp, Inc.	37,300	1,059,320
Westamerica BanCorp	12,408	595,336
Zions Bancorp NA	10,675	568,230
Total		148,737,726
Capital Markets 1.3%
Diamond Hill Investment Group, Inc.	7,400	873,200
Evercore, Inc., Class A	10,095	3,231,106
Federated Hermes, Inc., Class B	26,900	1,349,573
Hamilton Lane, Inc., Class A	10,318	1,278,761
Invesco Ltd.	36,300	887,535
Janus Henderson Group PLC	17,500	764,925
Piper Sandler Companies	18,993	6,379,749
Silvercrest Asset Management Group, Inc., Class A	200	2,760

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
StoneX Group, Inc.(a)	38,521	3,490,388
Virtus Investment Partners, Inc.	7,300	1,165,007
Total		19,423,004
Consumer Finance 1.8%
Ally Financial, Inc.	65,604	2,709,445
Bread Financial Holdings, Inc.	125,226	8,481,557
Figure Technology Solutions, Inc., Class A(a)	46,217	1,674,904
FirstCash Holdings, Inc.	33,364	5,285,191
Green Dot Corp., Class A(a)	53,795	676,203
LendingTree, Inc.(a)	15,819	902,158
Navient Corp.	109,400	1,356,560
PRA Group, Inc.(a)	89,653	1,452,379
PROG Holdings, Inc.	89,788	2,584,099
Regional Management Corp.	12,284	467,283
SLM Corp.	53,700	1,573,410
Upstart Holdings, Inc.(a)	21,567	969,652
Total		28,132,841
Financial Services 1.7%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,550	159,395
Cass Information Systems, Inc.	9,100	382,200
Compass Diversified Holdings	238,614	1,756,199
Corebridge Financial, Inc.	28,594	858,392
Enact Holdings, Inc.	37,900	1,467,109
Essent Group Ltd.	22,900	1,437,204
Euronet Worldwide, Inc.(a)	16,500	1,222,485
FS Bancorp, Inc.	2,268	92,874
International Money Express, Inc.(a)	47,900	729,996
Jack Henry & Associates, Inc.	3,660	638,597
Jackson Financial, Inc., Class A	244	23,914
Marqeta, Inc., Class A(a)	315,930	1,513,305
Merchants Bancorp	43,800	1,431,822
MGIC Investment Corp.	27,900	790,965
NMI Holdings, Inc., Class A(a)	39,300	1,499,295
Pagseguro Digital Ltd., Class A	243,687	2,553,840
Paysafe Ltd.(a)	125,891	968,102
PennyMac Financial Services, Inc.	31,327	4,215,674
Radian Group, Inc.	41,100	1,461,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Voya Financial, Inc.	14,300	1,005,290
WEX, Inc.(a)	9,400	1,394,584
Total		25,602,347
Insurance 2.7%
American Integrity Insurance Group, Inc.(a)	37,118	784,674
Aspen Insurance Holdings Ltd., Class A(a)	28,900	1,070,745
Assured Guaranty Ltd.	9,400	851,076
CNO Financial Group, Inc.	113,083	4,628,487
Donegal Group, Inc., Class A	30,010	604,101
Employers Holdings, Inc.	52,589	2,095,672
F&G Annuities & Life, Inc.	36,100	1,166,391
Fidelis Insurance Holdings Ltd.	183,973	3,502,846
Genworth Financial, Inc., Class A(a)	210,722	1,829,067
Hanover Insurance Group, Inc. (The)	6,200	1,150,410
Heritage Insurance Holdings, Inc.(a)	86,245	2,505,417
Hippo Holdings, Inc.(a)	20,756	680,382
Horace Mann Educators Corp.	17,304	792,177
James River Group Holdings, Inc.	67,531	397,758
Kemper Corp.	30,400	1,237,888
Lemonade, Inc.(a)	32,525	2,540,853
Lincoln National Corp.	26,100	1,073,754
Mercury General Corp.	41,769	3,889,529
Reinsurance Group of America, Inc.	14,101	2,677,357
RLI Corp.	1,548	95,450
Selective Insurance Group, Inc.	13,700	1,076,272
Selectquote, Inc.(a)	60,063	87,091
SiriusPoint Ltd.(a)	1,750	36,400
Slide Insurance Holdings, Inc.(a)	13,022	219,942
Stewart Information Services Corp.	14,900	1,141,787
United Fire Group, Inc.	27,162	992,771
United Insurance Holdings Corp.	6,128	73,230
Universal Insurance Holdings, Inc.	49,498	1,639,869
White Mountains Insurance Group Ltd.	770	1,558,672
Total		40,400,068
Mortgage Real Estate Investment Trusts (REITS) 0.3%
AG Mortgage Investment Trust, Inc.	50,177	410,448
Angel Oak Mortgage REIT, Inc.	29,281	257,673
Apollo Commercial Real Estate Finance, Inc.	76,500	774,945
Ares Commercial Real Estate Corp.	171,200	907,360
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BrightSpire Capital, Inc.	138,807	778,707
Claros Mortgage Trust, Inc.(a)	224,100	746,253
Granite Point Mortgage Trust, Inc.	195,904	550,490
Nexpoint Real Estate Finance, Inc.	4,372	63,307
Total		4,489,183
Total Financials		266,785,169
Health Care 14.2%
Biotechnology 6.1%
Aldeyra Therapeutics, Inc.(a)	34,909	191,301
Alector, Inc.(a)	354,164	471,038
Alkermes PLC(a)	123,186	3,643,842
Anika Therapeutics, Inc.(a)	23,786	235,006
Apogee Therapeutics, Inc.(a)	77,502	5,577,819
Arcellx, Inc.(a)	48,066	3,494,879
Arcturus Therapeutics Holdings, Inc.(a)	3,111	21,124
Arcus Biosciences, Inc.(a)	57,608	1,503,569
BridgeBio Pharma, Inc.(a)	37,750	2,718,378
Caribou Biosciences, Inc.(a)	85,104	165,102
Caris Life Sciences, Inc.(a)	66,902	1,708,008
Cartesian Therapeutics, Inc.(a)	6,911	51,763
Cytokinetics, Inc.(a)	48,037	3,272,761
Day One Biopharmaceuticals, Inc.(a)	83,082	788,448
Design Therapeutics, Inc.(a)	16,583	155,714
Disc Medicine, Inc.(a)	53,387	4,984,210
Dyne Therapeutics, Inc.(a)	179,257	3,925,728
Editas Medicine, Inc.(a)	186,176	448,684
Emergent BioSolutions, Inc.(a)	21,873	244,321
Enanta Pharmaceuticals, Inc.(a)	6,968	98,388
Entrada Therapeutics, Inc.(a)	84,893	871,851
Evommune, Inc.(a)	104,555	2,165,334
Foghorn Therapeutics, Inc.(a)	33,949	161,258
Halozyme Therapeutics, Inc.(a)	15,900	1,135,260
Inhibrx Biosciences, Inc.(a)	2,920	245,630
Ironwood Pharmaceuticals, Inc.(a)	119,844	419,454
Keros Therapeutics, Inc.(a)	119,253	2,084,543
Kodiak Sciences, Inc.(a)	19,561	449,512
Kura Oncology, Inc.(a)	323,185	3,923,466
Kyverna Therapeutics, Inc.(a)	49,744	381,537
MacroGenics, Inc.(a)	83,575	127,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Myriad Genetics, Inc.(a)	350,295	2,672,751
NewAmsterdam Pharma Co. NV(a)	83,023	3,428,850
Nurix Therapeutics, Inc.(a)	96,726	1,710,116
Nuvalent, Inc., Class A(a)	42,614	4,659,841
PMV Pharmaceuticals, Inc.(a)	73,514	97,039
Prime Medicine, Inc.(a)	94,783	362,071
Prothena Corp., PLC(a)	99,559	1,070,259
REGENXBIO, Inc.(a)	245,029	3,280,938
Rhythm Pharmaceuticals, Inc.(a)	42,772	4,665,998
Sionna Therapeutics, Inc.(a)	107,490	4,683,339
Tyra Biosciences, Inc.(a)	82,281	1,856,259
Ultragenyx Pharmaceutical, Inc.(a)	58,659	2,038,400
uniQure NV(a)	71,094	1,955,796
Vanda Pharmaceuticals, Inc.(a)	112,265	601,740
Vaxcyte, Inc.(a)	54,856	2,721,406
Vericel Corp.(a)	155,989	6,278,557
Viking Therapeutics, Inc.(a)	38,962	1,434,191
Xenon Pharmaceuticals, Inc.(a)	78,337	3,503,231
Zentalis Pharmaceuticals, Inc.(a)	52,572	75,178
Total		92,761,758
Health Care Equipment & Supplies 3.1%
Accuray, Inc.(a)	183,337	198,004
Dentsply Sirona, Inc.	73,915	838,196
Envista Holdings Corp.(a)	37,100	775,390
Glaukos Corp.(a)	33,466	3,557,101
Inmode Ltd.(a)	99,200	1,413,600
Inogen, Inc.(a)	56,299	398,597
iRhythm Technologies, Inc.(a)	27,419	5,155,046
Lantheus Holdings, Inc.(a)	67,563	3,977,434
LeMaitre Vascular, Inc.	102,441	8,497,481
LivaNova PLC(a)	26,400	1,684,584
Merit Medical Systems, Inc.(a)	145,914	12,634,693
OraSure Technologies, Inc.(a)	263,607	627,385
TransMedics Group, Inc.(a)	24,621	3,602,298
Utah Medical Products, Inc.	13,400	755,090
Varex Imaging Corp.(a)	184,887	2,139,143
Total		46,254,042

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.0%
Acadia Healthcare Co., Inc.(a)	57,200	983,840
Ardent Health, Inc.(a)	61,400	539,092
Astrana Health, Inc.(a)	48,600	1,119,744
Aveanna Healthcare Holdings, Inc.(a)	12,890	120,393
Billiontoone, Inc., Class A(a)	24,747	3,221,564
Concentra Group Holdings Parent, Inc.	52,147	1,072,142
DocGo, Inc.(a)	22,200	22,866
HealthEquity, Inc.(a)	26,873	2,826,502
Hims & Hers Health, Inc., Class A(a)	41,097	1,634,017
Hinge Health, Inc., Class A(a)	43,353	2,120,395
LifeStance Health Group, Inc.(a)	19,727	128,226
National Research Corp., Class A	41,300	701,687
Select Medical Holdings Corp.	54,500	844,205
Total		15,334,673
Health Care Technology 0.5%
Evolent Health, Inc., Class A(a)	530,383	2,227,609
HealthStream, Inc.	25,425	639,439
HeartFlow, Inc.(a)	45,334	1,462,021
Waystar Holding Corp.(a)	72,396	2,672,136
Total		7,001,205
Life Sciences Tools & Services 2.1%
10X Genomics, Inc., Class A(a)	309,079	5,813,776
Azenta, Inc.(a)	124,576	4,429,923
Codexis, Inc.(a)	65,826	113,879
CryoPort, Inc.(a)	120,712	1,161,249
Ginkgo Bioworks Holdings, Inc.(a)	48,702	451,955
MaxCyte, Inc.(a)	63,427	111,632
OmniAb, Inc.(a)	184,073	333,172
Repligen Corp.(a)	53,150	9,089,713
Stevanato Group SpA	432,690	10,107,638
Total		31,612,937
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals, Inc.(a)	45,800	1,268,660
ANI Pharmaceuticals, Inc.(a)	8,700	738,195
Arvinas, Inc.(a)	22,546	283,741
Atea Pharmaceuticals, Inc.(a)	22,068	68,411
BioAge Labs, Inc.(a)	62,902	596,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Biote Corp., Class A(a)	21,621	58,485
Crinetics Pharmaceuticals, Inc.(a)	78,353	3,569,763
Indivior PLC(a)	27,450	922,320
Jazz Pharmaceuticals PLC(a)	10,400	1,835,912
LB Pharmaceuticals, Inc.(a)	116,946	2,080,469
Ligand Pharmaceuticals, Inc.(a)	23,070	4,687,363
Pacira Pharmaceuticals, Inc.(a)	77,785	1,833,392
SIGA Technologies, Inc.	139,545	845,643
Supernus Pharmaceuticals, Inc.(a)	11,906	542,794
Terns Pharmaceuticals, Inc.(a)	58,779	1,652,278
WaVe Life Sciences Ltd.(a)	25,700	199,432
Total		21,183,798
Total Health Care		214,148,413
Industrials 24.2%
Aerospace & Defense 1.9%
Aerovironment, Inc.(a)	16,024	4,478,067
Firefly Aerospace., Inc.(a)	43,275	766,400
Hexcel Corp.	35,013	2,669,041
Huntington Ingalls Industries, Inc.	3,605	1,130,600
Karman Holdings, Inc.(a)	61,409	4,116,245
Kratos Defense & Security Solutions, Inc.(a)	30,573	2,326,606
Mercury Systems, Inc.(a)	110,163	7,699,292
National Presto Industries, Inc.	3,100	290,935
VSE Corp.	25,830	4,654,308
Total		28,131,494
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A	3,027	116,752
Radiant Logistics, Inc.(a)	27,313	170,433
Total		287,185
Building Products 2.7%
AAON, Inc.	124,159	11,606,383
American Woodmark Corp.(a)	17,800	981,314
Apogee Enterprises, Inc.	27,700	1,008,557
Armstrong World Industries, Inc.	4,000	758,960
AZZ, Inc.	3,400	358,428
CSW Industrials, Inc.	33,710	9,164,738
Fortune Brands Innovations, Inc.	28,400	1,466,292
Insteel Industries, Inc.	19,045	582,396
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Janus International Group, Inc.(a)	139,400	865,674
JELD-WEN Holding, Inc.(a)	350,700	936,369
Resideo Technologies, Inc.(a)	25,300	834,647
Simpson Manufacturing Co., Inc.	66,897	11,197,220
UFP Industries, Inc.	11,600	1,078,684
Total		40,839,662
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	22,100	950,300
ACV Auctions, Inc., Class A(a)	196,010	1,538,678
Brink’s Co. (The)	12,900	1,449,057
Casella Waste Systems, Inc., Class A(a)	195,115	18,807,135
Ennis, Inc.	80,339	1,401,112
Healthcare Services Group, Inc.(a)	83,100	1,560,618
MillerKnoll, Inc.	42,100	666,443
MSA Safety, Inc.	57,577	9,287,170
Pitney Bowes, Inc.	144,610	1,425,855
Unifirst Corp.	4,400	759,220
Vestis Corp.	491,454	3,184,622
Total		41,030,210
Construction & Engineering 2.2%
Construction Partners, Inc., Class A(a)	104,949	11,439,441
Fluor Corp.(a)	27,800	1,193,454
Great Lakes Dredge & Dock Corp.(a)	43,898	560,578
MasTec, Inc.(a)	3,900	834,132
Matrix Service Co.(a)	71,832	839,716
Orion Group Holdings, Inc.(a)	49,312	493,120
Primoris Services Corp.	33,947	4,296,332
Sterling Infrastructure, Inc.(a)	11,057	3,807,036
Tutor Perini Corp.(a)	92,896	6,368,021
Valmont Industries, Inc.	7,656	3,161,698
Total		32,993,528
Electrical Equipment 1.7%
Atkore, Inc.	83,596	5,596,752
Bloom Energy Corp., Class A(a)	43,668	4,770,292
Fluence Energy, Inc.(a)	54,243	1,065,333
Nextpower, Inc., Class A(a)	74,852	6,857,940
Power Solutions International, Inc.(a)	2,250	121,680
Sensata Technologies Holding	44,200	1,417,494
Common Stocks (continued)
Issuer	Shares	Value ($)
Thermon(a)	56,000	1,965,600
Vicor Corp.(a)	51,286	4,582,404
Total		26,377,495
Ground Transportation 0.9%
ArcBest Corp.	68,226	4,378,062
Covenant Logistics Group, Inc., Class A	25,572	509,906
Heartland Express, Inc.	128,600	1,010,796
Landstar System, Inc.	20,604	2,695,827
Marten Transport Ltd.	33,600	344,400
Saia, Inc.(a)	8,172	2,300,908
Schneider National, Inc., Class B	31,200	705,432
Werner Enterprises, Inc.	34,944	893,169
Total		12,838,500
Machinery 6.4%
Albany International Corp., Class A	12,000	572,160
Astec Industries, Inc.	1,757	77,765
Atmus Filtration Technologies, Inc.	32,000	1,619,520
Blue Bird Corp.(a)	18,700	976,514
Columbus McKinnon Corp.	140,888	2,316,199
Douglas Dynamics, Inc.	24,200	781,902
Esab Corp.	34,004	3,816,609
ESCO Technologies, Inc.	55,822	11,885,062
Federal Signal Corp.	72,310	8,243,340
Flowserve Corp.	27,000	1,926,450
Gates Industrial Corp. PLC(a)	31,400	714,664
Graco, Inc.	14,326	1,181,035
Greenbrier Companies, Inc. (The)	23,232	1,033,359
Helios Technologies, Inc.	110,061	5,942,193
Hillenbrand, Inc.	45,100	1,435,984
Hillman Solutions Corp.(a)	385,030	3,369,013
Hyster-Yale Materials Handling, Inc.	7,435	216,210
ITT, Inc.	24,215	4,459,434
JBT Marel Corp.	29,847	4,194,399
Kadant, Inc.	11,670	3,245,660
Kennametal, Inc.	18,300	506,544
LB Foster Co., Class A(a)	13,800	372,324
Manitowoc Co., Inc. (The)(a)	49,431	557,582
Mayville Engineering Co., Inc.(a)	49,544	841,753
Miller Industries, Inc.	30,706	1,189,550

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RBC Bearings, Inc.(a)	30,842	13,723,765
REV Group, Inc.	6,100	324,947
SPX Technologies, Inc.(a)	74,626	16,047,575
Tennant Co.	12,800	936,064
Timken Co. (The)	18,600	1,513,854
Wabash National Corp.	250,059	2,110,498
Total		96,131,928
Marine Transportation 0.1%
Costamare, Inc.	43,590	665,619
Matson, Inc.	7,300	795,554
Total		1,461,173
Passenger Airlines 0.8%
Allegiant Travel Co.(a)	62,308	4,735,408
JetBlue Airways Corp.(a)	693,326	3,168,500
Joby Aviation, Inc.(a)	257,207	3,711,497
Sun Country Airlines Holdings, Inc.(a)	31,000	424,700
Total		12,040,105
Professional Services 2.5%
Amentum Holdings, Inc.(a)	30,000	858,900
Conduent, Inc.(a)	381,702	740,502
ExlService Holdings, Inc.(a)	65,221	2,591,230
Exponent, Inc.	133,726	9,668,390
Forrester Research, Inc.(a)	48,023	345,285
Franklin Covey Co.(a)	56,523	888,542
FTI Consulting, Inc.(a)	500	81,575
ICF International, Inc.	18,459	1,440,540
Insperity, Inc.	14,800	523,476
Kelly Services, Inc., Class A	79,675	688,392
Kforce, Inc.	97,749	2,873,821
Korn/Ferry International	10,500	690,585
ManpowerGroup, Inc.	27,900	802,404
MAXIMUS, Inc.	12,600	1,084,734
Mistras Group, Inc.(a)	29,456	353,177
Resources Connection, Inc.	169,758	820,780
Robert Half, Inc.	43,500	1,176,240
Science Applications International Corp.	10,800	931,068
Skillsoft Corp.(a)	14,552	145,374
TrueBlue, Inc.(a)	228,023	1,117,313
Common Stocks (continued)
Issuer	Shares	Value ($)
UL Solutions, Inc., Class A	75,865	6,919,647
Verra Mobility Corp.(a)	168,350	3,673,397
Total		38,415,372
Trading Companies & Distributors 2.3%
Alta Equipment Group, Inc.	20,238	98,762
Applied Industrial Technologies, Inc.	13,491	3,491,741
BlueLinx Holdings, Inc.(a)	19,952	1,244,805
Boise Cascade Co.	7,988	609,005
DNOW, Inc.(a)	70,959	990,588
Global Industrial Co.	27,127	776,917
Herc Holdings Inc	6,200	832,474
Hudson Technologies, Inc.(a)	65,519	445,529
McGrath Rentcorp	3,200	329,856
MSC Industrial Direct Co., Inc., Class A	16,300	1,450,048
NPK International, Inc.(a)	137,288	1,690,015
Rush Enterprises, Inc., Class A	103,190	5,372,098
SiteOne Landscape Supply, Inc.(a)	60,565	8,132,668
Titan Machinery, Inc.(a)	69,100	1,279,732
Transcat, Inc.(a)	69,928	3,953,729
WESCO International, Inc.	16,146	4,317,602
Total		35,015,569
Total Industrials		365,562,221
Information Technology 15.1%
Communications Equipment 1.3%
Aviat Networks, Inc.(a)	86,513	1,912,802
Ciena Corp.(a)	22,608	4,616,780
Digi International, Inc.(a)	231,290	9,674,861
Inseego Corp.(a)	5,848	63,918
NETGEAR, Inc.(a)	106,647	2,820,813
Ribbon Communications, Inc.(a)	124,858	357,094
Total		19,446,268
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.(a)	8,600	928,886
Avnet, Inc.	26,600	1,263,766
Badger Meter, Inc.	9,000	1,606,860
Crane NXT Co.	87,100	4,903,730
ePlus, Inc.	14,500	1,299,200
Fabrinet(a)	20,019	9,196,929
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ingram Micro Holding Corp.	100,857	2,159,348
Kimball Electronics, Inc.(a)	42,000	1,213,800
Littelfuse, Inc.	11,355	2,907,107
Methode Electronics, Inc.	159,400	1,208,252
Mirion Technologies, Inc.(a)	169,895	4,420,668
Novanta, Inc.(a)	85,084	9,670,648
OSI Systems, Inc.(a)	12,184	3,300,036
PC Connection, Inc.	27,052	1,570,098
Plexus Corp.(a)	5,276	754,204
Rogers Corp.(a)	7,252	607,790
Sanmina Corp.(a)	9,000	1,405,485
Scansource, Inc.(a)	77,205	3,174,670
SmartRent, Inc.(a)	412,831	710,069
Vishay Intertechnology, Inc.	70,600	965,102
Vontier Corp.	25,000	907,000
Total		54,173,648
IT Services 0.4%
Applied Digital Corp.(a)	49,098	1,330,556
ASGN, Inc.(a)	30,500	1,372,805
DigitalOcean Holdings, Inc.(a)	72,669	3,235,224
Rackspace Technology, Inc.(a)	227,156	240,785
Unisys Corp.(a)	141,057	378,033
Total		6,557,403
Semiconductors & Semiconductor Equipment 2.0%
Allegro MicroSystems, Inc.(a)	132,152	3,527,137
Credo Technology Group Holding Ltd.(a)	52,702	9,359,875
Diodes, Inc.(a)	14,300	660,803
MACOM Technology Solutions Holdings, Inc.(a)	17,515	3,064,950
MKS, Inc.	21,357	3,340,021
Navitas Semiconductor Corp.(a)	65,004	568,135
Onto Innovation, Inc.(a)	17,333	2,481,392
Photronics, Inc.(a)	60,100	1,376,891
Rambus, Inc.(a)	50,235	4,800,959
Rigetti Computing, Inc.(a)	58,584	1,497,993
Total		30,678,156
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.5%
ACI Worldwide, Inc.(a)	23,000	1,077,780
Adeia, Inc.	81,800	1,011,866
Agilysys, Inc.(a)	61,251	7,531,423
Arteris, Inc.(a)	62,222	892,264
Blackline, Inc.(a)	224,932	12,818,875
Box, Inc., Class A(a)	100,910	2,980,881
Braze, Inc., Class A(a)	68,587	1,968,447
CCC Intelligent Solutions Holdings, Inc.(a)	715,380	5,329,581
Clear Secure, Inc., Class A	73,396	2,605,558
Clearwater Analytics Holdings, Inc., Class A(a)	482,552	10,645,097
CommVault Systems, Inc.(a)	18,582	2,294,877
Confluent, Inc., Class A(a)	67,447	1,500,696
Core Scientific, Inc.(a)	95,960	1,620,764
CS Disco, Inc.(a)	24,118	172,685
Descartes Systems Group, Inc. (The)(a)	137,500	11,332,750
Dropbox, Inc., Class A(a)	76,797	2,294,694
D-Wave Quantum, Inc.(a)	57,166	1,295,953
Gitlab, Inc., Class A(a)	38,503	1,580,933
JFrog Ltd.(a)	86,452	5,271,843
N-Able, Inc.(a)	171,051	1,231,567
nCino, Inc.(a)	149,890	3,702,283
Nutanix, Inc., Class A(a)	44,736	2,138,381
ON24, Inc.(a)	32,967	186,593
OneSpan, Inc.	119,595	1,459,059
Q2 Holdings, Inc.(a)	93,730	6,760,745
Rimini Street, Inc.(a)	51,831	197,476
SentinelOne, Inc., Class A(a)	140,260	2,273,615
SPS Commerce, Inc.(a)	32,330	2,693,736
Telos Corp.(a)	84,150	486,387
UiPath, Inc., Class A(a)	46,543	645,086
Varonis Systems, Inc.(a)	62,779	2,076,102
Vertex, Inc.(a)	341,999	6,727,120
Workiva, Inc., Class A(a)	79,050	7,316,868
Xperi, Inc.(a)	165,460	958,013
Total		113,079,998

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%
IonQ, Inc.(a)	56,362	2,778,647
Xerox Holdings Corp.	307,068	853,649
Total		3,632,296
Total Information Technology		227,567,769
Materials 3.6%
Chemicals 1.6%
AdvanSix, Inc.	16,500	253,935
American Vanguard Corp.(a)	102,553	477,897
Arq, Inc.(a)	48,754	181,365
Axalta Coating Systems Ltd.(a)	51,100	1,539,643
Balchem Corp.	66,227	10,345,320
Cabot Corp.	5,200	325,364
Celanese Corp., Class A	10,559	439,782
Core Molding Technologies, Inc.(a)	15,362	290,342
Ecovyst, Inc.(a)	164,700	1,515,240
HB Fuller Co.	24,200	1,410,376
Huntsman Corp.	126,200	1,315,004
Ingevity Corp.(a)	12,700	663,321
Innospec, Inc.	14,100	1,054,116
Koppers Holdings, Inc.	17,908	531,330
Kronos Worldwide, Inc.	61,234	310,456
Mativ Holdings, Inc.	72,471	905,163
Olin Corp.	66,400	1,401,040
Scotts Miracle-Gro Co. (The), Class A	13,903	787,188
Stepan Co.	4,315	195,599
Total		23,942,481
Construction Materials 0.4%
Eagle Materials, Inc.	18,131	4,056,268
James Hardie Industries PLC(a)	83,435	1,650,344
Total		5,706,612
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	360,726	1,352,723
Myers Industries, Inc.	65,600	1,184,736
Sonoco Products Co.	16,900	712,673
TriMas Corp.	29,000	988,030
Total		4,238,162
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Commercial Metals Co.	110,850	7,070,013
Constellium SE(a)	47,700	801,837
Ferroglobe PLC	326,269	1,445,372
Kaiser Aluminum Corp.	19,100	1,834,555
Reliance, Inc.	1,989	555,567
Ryerson Holding Corp.	74,173	1,700,787
SunCoke Energy, Inc.	152,223	992,494
Worthington Steel, Inc.	32,004	1,080,135
Total		15,480,760
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	52,630	957,340
Louisiana-Pacific Corp.	14,108	1,156,997
Magnera Corp.(a)	113,510	1,607,301
Sylvamo Corp.	17,300	819,501
Total		4,541,139
Total Materials		53,909,154
Real Estate 3.3%
Diversified REITs 0.1%
Alexander & Baldwin, Inc.	10,845	169,508
Alpine Income Properties Trust, Inc.	21,724	376,694
American Assets Trust, Inc.	92,648	1,806,636
Total		2,352,838
Health Care REITs 0.1%
Community Healthcare Trust, Inc.	41,447	645,744
Global Medical REIT, Inc.	30,900	1,024,953
Total		1,670,697
Hotel & Resort REITs 0.6%
Braemar Hotels & Resorts, Inc.	75,722	202,178
Chatham Lodging Trust	84,742	574,551
DiamondRock Hospitality Co.	97,000	883,670
Park Hotels & Resorts, Inc.	129,000	1,395,780
Pebblebrook Hotel Trust	142,700	1,618,218
Sunstone Hotel Investors, Inc.	275,076	2,574,711
Xenia Hotels & Resorts, Inc.	173,299	2,422,720
Total		9,671,828
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 0.4%
LXP Industrial Trust	28,868	1,400,098
Terreno Realty Corp.	70,121	4,402,898
Total		5,802,996
Office REITs 0.3%
Brandywine Realty Trust	193,000	661,990
Douglas Emmett, Inc.	103,200	1,258,008
Easterly Government Properties, Inc.	77,869	1,697,544
Empire State Realty Trust, Inc., Class A	105,000	738,150
Orion Properties, Inc.	4,856	10,926
Total		4,366,618
Real Estate Management & Development 1.3%
Compass, Inc.(a)	344,479	3,589,471
Cushman & Wakefield Ltd.(a)	96,400	1,614,700
Douglas Elliman, Inc.(a)	281,400	745,710
FirstService Corp.	60,070	9,421,980
Forestar Group, Inc.(a)	48,588	1,239,966
Marcus & Millichap, Inc.	25,100	735,430
RE/MAX Holdings, Inc., Class A(a)	23,287	191,419
RMR Group, Inc. (The), Class A	72,761	1,109,605
Seritage Growth Properties, Class A(a)	168,900	631,686
Total		19,279,967
Residential REITs 0.2%
American Homes 4 Rent, Class A	29,886	959,938
Equity LifeStyle Properties, Inc.	11,040	694,085
NexPoint Residential Trust, Inc.	29,979	953,632
Total		2,607,655
Retail REITs 0.3%
InvenTrust Properties Corp.	71,169	2,031,163
SITE Centers Corp.	208,175	1,532,168
Whitestone REIT	71,628	951,936
Total		4,515,267
Total Real Estate		50,267,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.7%
Electric Utilities 0.2%
Genie Energy Ltd., Class B	59,866	866,860
Otter Tail Corp.	9,400	772,680
Portland General Electric Co.	33,700	1,712,634
Total		3,352,174
Gas Utilities 0.7%
MDU Resources Group, Inc.	54,900	1,170,468
New Jersey Resources Corp.	30,500	1,466,440
Northwest Natural Holding Co.	35,200	1,741,344
ONE Gas, Inc.	10,100	845,774
Southwest Gas Holdings, Inc.	44,537	3,698,798
Spire, Inc.	16,500	1,462,890
Total		10,385,714
Multi-Utilities 0.5%
Avista Corp.	78,582	3,251,723
Black Hills Corp.	23,300	1,719,307
Northwestern Energy Group, Inc.	25,700	1,775,613
Unitil Corp.	14,300	718,289
Total		7,464,932
Water Utilities 0.3%
American States Water Co.	25,576	1,886,741
Artesian Resources Corp., Class A	9,700	305,550
California Water Service Group	29,661	1,345,720
H2O America	38,457	1,785,558
Total		5,323,569
Total Utilities		26,526,389
Total Common Stocks (Cost $1,382,569,756)		1,490,323,292

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	19,405,229	19,399,407
Total Money Market Funds (Cost $19,399,419)		19,399,407
Total Investments in Securities (Cost: $1,401,969,175)		1,509,722,699
Other Assets & Liabilities, Net		1,481,959
Net Assets		1,511,204,658

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	11,409,182	76,769,141	(68,778,916)	—	19,399,407	194	155,921	19,405,229
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT102_08_T01_(01/26)